Business and Basis of Presentation	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Basis of Presentation
Business and Basis of Presentation

International Game Technology PLC, a public limited company organized under the laws of England and Wales (the “Parent”), has its corporate headquarters in London, England. The Parent is the successor to GTECH S.p.A., a società per azioni incorporated under the laws of Italy (“GTECH”), and the sole stockholder of International Game Technology, a Nevada corporation (“IGT”). GTECH acquired IGT on April 7, 2015.

When used in these notes, unless otherwise specified or the context otherwise indicates, all references to “IGT PLC” and the “Company” refer to the business and operations of the Parent and its consolidated subsidiaries.

The Company has its principal operating facilities in Rome, Italy, Providence, Rhode Island and Las Vegas, Nevada. The Company is a leading commercial operator and provider of technology in the regulated worldwide gaming markets that operates and provides a full range of services and leading-edge technology products across all gaming markets, including lotteries, machine gaming, sports betting and interactive gaming. The Company also provides high-volume processing of commercial transactions. The Company’s state-of-the-art information technology platforms and software enable distribution of its products and services through land-based systems, internet and mobile devices.